Taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2032	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Taxation
Tax effect from change in tax rate		€ (51)
Income tax expense		€ (115)	€ (231)	€ (43)
Spain
Taxation
Tax rate (as a percent)		25.00%
US
Taxation
Tax rate (as a percent)		22.00%
Germany
Taxation
Statutory corporate income tax rate		15.00%
Solidarity surcharge rate on statutory corporate income tax rate		5.50%
Statutory corporate income tax rate including solidarity surcharge		15.825%
Tax effect from change in tax rate		€ (51)
Germany | Forecast
Taxation
Statutory corporate income tax rate	10.00%
Germany | Minimum
Taxation
Tax rate (as a percent)		23.00%
Germany | Maximum
Taxation
Tax rate (as a percent)		33.00%

[1]	(See Note 2.d)